Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2023
Restricted Cash [Abstract]
Schedule of Restricted Cash
Restricted cash is comprised of the following:

	June 30, 2023	December 31, 2022
(In $ millions)
Restricted cash relating to the issuance of guarantees	—	10.1
Restricted cash relating to other	—	0.4
Total restricted cash	—	10.5
Less: amounts included in current restricted cash	—	(2.5)
Non-current restricted cash	—	8.0